Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Net Debt to Equity Ratio
The net debt to equity ratio of the reporting fiscal years is as follows:

	2020	2019
Debt (i)	6,440,840	12,537,853
Cash and cash equivalents	4,375,548	1,775,547

Net debt	2,065,292	10,762,306
Shareholders’ Equity (ii)	45,390,619	39,926,727

Net debt to equity ratio and shareholders’ equity	0.05	0.27

(i) Debt is defined as long and short-term borrowings (Note 25).
(ii) Shareholders’ equity includes all of the Group’s reserves and capital stock, which are managed as capital stock.

Summary of Financial Instruments	Categories of financial instruments

Summary of Monetary Assets and Liabilities Denominated in Foreign Currency

Disclosure of Foreign Currency Sensitivity Analysis

Summary of Interest Rate Risk Management

Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods	The contractual maturity is based on the earliest date on which the Group may be required to pay.

Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis